GMO U.S. Opportunistic Value Fund Average Annual Total Returns			12 Months Ended	16 Months Ended	23 Months Ended	25 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class III
Prospectus [Line Items]
Average Annual Return, Percent			12.94%		10.40%
Performance Inception Date		Feb. 15, 2023
Class III | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.34%		10.70%
Class III | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%		22.48%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent			13.01%		10.46%
Performance Inception Date		Feb. 15, 2023
Class IV | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.34%		10.70%
Class IV | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%		22.48%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			13.09%			12.48%
Performance Inception Date		Dec. 13, 2022
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.24%			9.61%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.10%			8.87%
Class VI | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.34%			10.13%
Class VI | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%			22.58%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	16.63%
Performance Inception Date		Aug. 28, 2023
Class R6 | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.34%	15.97%
Class R6 | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%	25.65%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.85%		10.31%
Performance Inception Date		Feb. 15, 2023
Class I | MSCI USA Value Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.34%		10.70%
Class I | MSCI USA Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.08%		22.48%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.